This is filed pursuant to Rule 497(e).
File Nos. 333-8818 and 811-9176

ALLIANCE CAPITAL [LOGO] (R) ALLIANCE SELECT INVESTOR SERIES, INC.
                            PREMIER PORTFOLIO
_________________________________________________________________


Supplement dated December 1, 1999 to Prospectus and Application dated March 1, 1999 of Alliance Select Investor Series, Inc. -
Premier Portfolio (the "Fund")


This supplement supersedes certain information under the heading "Purchase and Sale of Shares - How To Buy Shares". Effective December 1, 1999, the minimum initial investment for all types of investors is $10,000. The Fund's Subscription Application is correspondingly modified.

        _________________________________________________

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE
REFERENCE.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.

This is filed pursuant to Rule 497(e).
File Nos. 333-8818 and 811-9176

ALLIANCE CAPITAL [LOGO] (R) ALLIANCE SELECT INVESTOR SERIES, INC.
                            PREMIER PORTFOLIO
_________________________________________________________________

Supplement dated December 1, 1999 to the Statement of Additional
Information dated March 1, 1999 of Alliance Select Investor
Series, Inc. - Premier Portfolio (the "Fund")


This supplement supersedes certain information under the headings "Purchase of Shares - Statement of Intention" and "Shareholder Services - Automatic Investment Program". Effective December 1, 1999, the minimum initial purchase of shares for all types of investors is $10,000.

        _________________________________________________

YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.































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